RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Disclosure of transactions between related parties	The following table summarizes other transactions and balances the company has entered into with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2022	2021	2022	2021
Transactions during the period
Revenues (1)	$53	$127	$124	$279
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(1)Within the business services segment, the company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balances at end of period
Accounts and other receivable, net (1)	$530	$106
Accounts payable and other	31	5
Loan payable to Brookfield Business Partners (2)	—	1,860
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(1)Includes a $221 million note receivable from the partnership bearing interest at a rate of LIBOR plus 250 bps.
(2)On November 29, 2021, the company issued a non-interest bearing demand promissory note of $1,860 million to a subsidiary of the partnership in connection with the BBUC reorganization, which has been fully repaid as of June 30, 2022. See Note 1 for additional details.